UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/30/2015

Item 1. Reports to Stockholders.

Semiannual Report 6/30/2015

OppenheimerFunds®

The Right Way
to Invest

# Oppenheimer
# Core Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 6/30/15

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Credit Index	Barclays U.S. Aggregate Bond Index	Citigroup Broad Investment Grade Bond Index
6-Month	0.07%	-4.68%	-0.78%	-0.15%	-0.06%
1-Year	1.48	-3.34	0.93	1.81	1.87
5-Year	5.45	4.43	4.93	3.34	3.31
10-Year	0.51	0.02	5.12	4.43	4.53

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

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Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a return of 0.07% during the reporting period. On a relative basis, the Fund outperformed its benchmarks, the Barclays U.S. Aggregate Bond Index (the “Index”), the Barclays Credit Index and the Citigroup Broad Investment Grade Bond Index, which returned -0.15%, -0.78%, -0.06%, respectively.

MARKET OVERVIEW

The opening months of 2015 were marked by cooling U.S. growth after the strong fourth quarter of 2014. The dollar continued to strengthen significantly during this time against most of the U.S.‘s major trading partners, which acted as a drag on growth. Businesses, especially U.S. firms with revenues dependent on exporting goods and services, cited this as a headwind. European Central Bank (“ECB”) President Mario Draghi announced the purchase of €60 billion a month in sovereign bonds from Eurozone countries for at least 19 months, a form of quantitative easing (“QE”) that is projected to increase the ECB’s balance sheet by over €1 trillion. The announcement and implementation of these extraordinary monetary policies had a significant impact on financial markets, with European markets rallying and the euro falling against most major trading partners.

Over the second half of the reporting period, market volatility returned despite a continuation of slow and stable growth in the U.S. Deflationary pressures also appeared to have subsided during the period. Oil prices rebounded from around $48 dollars per barrel to nearly $60 dollars per barrel. It is important to note that while these levels still represent a significant discount to previous years, we believe the lower prices should continue to have a stimulative effect on developed and emerging world oil importers. Meanwhile, emerging issues in Greece highlighted downside risks to the global economy and capital markets. Greece’s ongoing negotiations with creditors and ultimate default on a $1.7 billion International Monetary Fund (“IMF”) payment on June 30, 2015, led to a more challenging environment for the Eurozone. Shortly after the period ended, Eurozone leaders agreed to offer Greece a third bailout, averting a Greek exit from the Eurozone for the time being.

Longer-term U.S. Treasury rates continued to swing fairly wildly during the reporting period. Over the first half of the reporting period, the 10-year treasury rate fell, starting the reporting period at 2.17% and declining to 1.92% at the end of March. However, over the second half of the reporting period, longer-term U.S. Treasury rates marched higher as the 10-year treasury rate increased to 2.49% before ending the period at 2.35% due to the uncertainty around Greece. This

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net upward movement in rates ultimately contributed to U.S. Treasuries generating negative total returns during this time and for the overall reporting period.

FUND REVIEW

During the reporting period, the Fund received its strongest results from its investments in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”). Among MBS, the Fund had its largest exposure to government agency MBS, with a smaller allocation to non-agency MBS. Security selection within the agency MBS sector and an allocation to non-agency MBS served the Fund well during this reporting period as agency inverse interest-only security prices were supported by a more dovish Federal Reserve (“Fed”) outlook while non-agency MBS prices benefited from solid fundamentals and a lack of supply. The Fund’s exposure to ABS is primarily concentrated in securities backed by auto loans. These investments performed well for the Fund this reporting period.

In addition to these investments, the Fund had its largest exposure to corporate bonds at period end. The Fund had its largest weighting in investment grade corporate bonds, which we believe still offer solid value, and also maintained an allocation to non-investment grade (BB-rated and below) corporate bonds, which have historically offered attractive yields for only incremental credit risk relative to their investment grade (BBB-rated and above) counterparts. Both investment grade and non-investment grade corporate bonds benefited the Fund’s performance versus the Index this reporting period, although investment grade corporates produced a slight negative return.

The primary detractor from performance this reporting period was the Fund’s minimal exposure to U.S. Treasuries. As mentioned earlier, U.S. Treasury rates rose for the overall six-month reporting period, which impacted the total returns of these securities.

STRATEGY & OUTLOOK

Despite the likelihood that the Fed begins to hike rates sometime in 2015, central banks around the globe are implementing their own versions of extraordinary monetary policy in the face of global growth concerns and corresponding deflationary threats. Such policies provide the financial markets with ample liquidity and have pushed global interest rates lower. Lower global rates have made higher yielding U.S. fixed income instruments more attractive to investors and the ensuing purchasing of such securities has resulted in lower U.S. interest rates as well. This sort of continuum may potentially keep rates low for some time.

Meanwhile, the U.S. economy continues to grow at a steady pace with credit growth continuing at moderate levels far below those which preceded the financial crisis. With consumers continuing to de-lever and companies generating solid free cash flow to support investments, acquisitions, debt levels, dividends, and share buybacks, we believe this trend could continue. As a result and as

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mentioned above, we remain constructive on credit spreads which still provide good value relative to Treasuries and provide the fund with carry, or yield advantage over the index which may prove beneficial in this environment.

Krishna Memani	Peter A. Strzalkowski, CFA
Portfolio Manager	Portfolio Manager

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Top Holdings and Allocations

CORPORATE BONDS & NOTES - TOP TEN INDUSTRIES

Commercial Banks	4.7%
Oil, Gas & Consumable Fuels	4.4
Capital Markets	3.3
Insurance	2.4
Diversified Telecommunication Services	2.3
Electric Utilities	2.2
Media	1.9
Real Estate Investment Trusts (REITs)	1.8
Food Products	1.6
Automobiles	1.6

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2015, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	38.7%
AA	5.3
A	14.3
BBB	31.8
BB	6.8
B	0.3
CCC	1.6
D	1.1
Unrated	0.1
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of June 30, 2015, and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

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Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 6/30/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPIGX)	4/15/88	0.07%	1.48%	5.45%	0.51%
Class B (OIGBX)	5/3/93	-0.33%	0.68%	4.70%	0.05%
Class C (OPBCX)	7/11/95	-0.33%	0.68%	4.69%	-0.24%
Class I (OPBIX)	4/27/12	0.24%	1.98%	4.36%*	N/A
Class R (OPBNX)	3/1/01	-0.08%	1.18%	5.21%	0.26%
Class Y (OPBYX)	4/27/98	0.19%	1.72%	5.70%	0.80%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 6/30/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPIGX)	4/15/88	-4.68%	-3.34%	4.43%	0.02%
Class B (OIGBX)	5/3/93	-5.26%	-4.24%	4.36%	0.05%
Class C (OPBCX)	7/11/95	-1.32%	-0.30%	4.69%	-0.24%
Class I (OPBIX)	4/27/12	0.24%	1.98%	4.36%*	N/A
Class R (OPBNX)	3/1/01	-1.07%	0.20%	5.21%	0.26%
Class Y (OPBYX)	4/27/98	0.19%	1.72%	5.70%	0.80%
*	Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 6/30/15

Class A	2.65%
Class B	1.97
Class C	1.97
Class I	3.11
Class R	2.47
Class Y	3.03

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no longer be subject to a CDSC upon redemption (any CDSC will remain in effect for purchases prior to 7/1/14). There is no sales charge for Class I and Class Y shares. Because Class B shares

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convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized.

Standardized yield is based on net investment income for the 30-day period ended 6/30/15 and the maximum offering price at the end of the period (including the maximum sales charge) for Class A shares and the net asset value for Class B, Class C, Class I, Class R and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the Barclays Credit Index, an index of non-convertible U.S. investment grade corporate bonds; the Barclays U.S. Aggregate Bond Index, an index of U.S. corporate and government bonds and the Citigroup Broad Investment Grade Bond Index, an index of institutionally traded U.S. Treasury Bonds, government-sponsored bonds, mortgage-backed securities and corporate securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

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Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During 6 Months Ended June 30, 2015
Class A	$ 1,000.00	$ 1,000.70	$ 4.18
Class B	1,000.00	996.70	8.20
Class C	1,000.00	996.70	8.20
Class I	1,000.00	1,002.40	2.49
Class R	1,000.00	999.20	5.72
Class Y	1,000.00	1,001.90	2.93

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.63	4.22
Class B	1,000.00	1,016.61	8.28
Class C	1,000.00	1,016.61	8.28
Class I	1,000.00	1,022.32	2.51
Class R	1,000.00	1,019.09	5.77
Class Y	1,000.00	1,021.87	2.96

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended June 30, 2015 are as follows:

Class	Expense Ratios
Class A	0.84%
Class B	1.65
Class C	1.65
Class I	0.50
Class R	1.15
Class Y	0.59

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

	Principal Amount	Value
Asset-Backed Securities—16.6%
Auto Loan—14.6%
American Credit Acceptance Receivables Trust:
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	$2,516,868	$2,527,423
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	3,505,000	3,514,145
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	990,000	990,797
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	4,010,000	4,015,081
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	1,200,000	1,200,557
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,422,883

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	3,135,000	3,235,745
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,815,000	1,849,219
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,880,000	2,922,191
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	2,385,000	2,421,951
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,335,000	1,365,215
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	205,312
Series 2013-5, Cl. D, 2.86%, 12/9/19	4,258,000	4,305,660
Series 2014-1, Cl. E, 3.58%, 8/9/21	855,000	860,507
Series 2014-2, Cl. D, 2.57%, 7/8/20	2,235,000	2,238,144
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,490,000	2,482,678
Series 2014-3, Cl. D, 3.13%, 10/8/20	1,850,000	1,855,123
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,127,466
Series 2015-2, Cl. D, 3.00%, 6/8/21	610,000	611,215

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,565,921
Series 2014-2, Cl. C, 3.29%, 3/15/21	600,000	598,985
Series 2014-4, Cl. C, 3.56%, 9/15/21	860,000	860,770

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,274,386
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	714,824
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	802,740
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,282,456
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,465,982
Series 2015-2, Cl. C, 2.67%, 8/20/20	1,425,000	1,424,714

CarFinance Capital Auto Trust:
Series 2013-1A, Cl. A, 1.65%, 7/17/17[1]	11,507	11,511
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,560,000	3,617,868
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	479,620	479,078
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,841,399	1,843,610

CarMax Auto Owner Trust, Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	929,722

Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]	103,790	103,931

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	987,350	993,826
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	1,772,381	1,770,842
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,447,661	1,444,192
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,776,099	1,776,203

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	352,188	354,047

Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,618,179
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	4,960,000	4,996,612
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,610,000	1,618,230
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,279,738
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	2,010,000	2,020,835

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[2]	$2,215,000	$2,229,579
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,730,000	2,731,510

DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	1,664,513	1,671,283
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,185,000	1,193,840
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,334,810
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	2,425,000	2,453,307
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,665,684
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,715,000	1,737,310
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,567,181

Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	785,000	787,762
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,599,527
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,607,583
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	368,341	367,846
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	826,390

First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	610,694	615,154
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,074,525
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,633,850
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,122,797
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,828,840
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,010,000	2,002,651
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,190,000	1,198,140

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	838,517	837,607
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,892,725	1,891,497

GM Financial Automobile Leasing Trust:
Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	3,625,000	3,623,729
Series 2015-1, Cl. D, 3.01%, 3/20/20	2,155,000	2,149,367

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	1,691,724	1,690,738

Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.487%, 10/25/19[1,3]	995,000	995,387

Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	4,530,000	4,653,957
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,543,167
Series 2012-6, Cl. D, 2.52%, 9/17/18	5,750,000	5,780,978
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,700,000	3,751,881
Series 2013-1, Cl. C, 1.76%, 1/15/19	3,870,000	3,882,014
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,165,623
Series 2013-3, Cl. D, 2.42%, 4/15/19	735,000	743,487
Series 2013-4, Cl. D, 3.92%, 1/15/20	2,700,000	2,797,825
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	3,038,510
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,200,000	2,219,360
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,266,690
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,995,000	4,023,766
Series 2014-1, Cl. D, 2.91%, 4/15/20	2,565,000	2,595,730
Series 2014-4, Cl. D, 3.10%, 11/16/20	2,700,000	2,720,717
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,265,000	2,278,456
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,495,000	2,483,876

12      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2015-3, Cl. D, 3.49%, 5/17/21	$3,145,000	$3,157,622

SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	275,991	276,397
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	1,011,612
Series 2014-1A, Cl. A, 1.03%, 9/17/18[1]	461,355	461,570
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	975,231

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	765,859
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,513,689

United Auto Credit Securitization Trust:
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	49,186	49,221
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	1,260,000	1,252,469
Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	2,005,000	2,010,135

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,131,747
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,331,799
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	1,989,801

		193,311,597

Credit Card—0.3%

Citibank Credit Card Issuance Trust, Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,890,318

Equipment—1.0%

CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	3,321,432	3,331,697
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	4,942,000	4,969,468

Cronos Containers Program I Ltd., Series 2014-2A, Cl. A, 3.27%, 11/18/29[1]	3,469,537	3,485,251

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	506,944	502,400

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	956,614	954,933

		13,243,749

Home Equity Loan—0.7%

American Credit Acceptance Receivables Trust, Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	3,415,000	3,425,509

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,393,327	2,380,053

TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	3,072,333	3,088,083
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	705,401	701,130

		9,594,775

Total Asset-Backed Securities (Cost $219,251,658)		220,040,439

Mortgage-Backed Obligations—43.8%

Government Agency—31.9%

FHLMC/FNMA/FHLB/Sponsored—31.8%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	2,983,234	3,343,333
6.00%, 5/1/18-11/1/37	508,371	573,350
6.50%, 4/1/18-4/1/34	595,493	669,223
7.00%, 7/1/21-10/1/37	3,893,598	4,629,862
8.00%, 4/1/16	2,976	2,993

13      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
9.00%, 8/1/22-5/1/25	$17,303	$19,129

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	138	138

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 11.748%, 4/1/27[4]	402,097	98,091
Series 192, Cl. IO, 4.447%, 2/1/28[4]	50,355	8,497
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	90,138	25,637
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	335,266	63,428

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	6,866,331	6,983,979

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.243%, 6/1/26[6]	59,211	55,424

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	4,929	5,479
Series 1590, Cl. IA, 1.236%, 10/15/23[3]	952,171	978,153
Series 2034, Cl. Z, 6.50%, 2/15/28	7,613	8,733
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,060,774	1,184,131
Series 2046, Cl. G, 6.50%, 4/15/28	570,290	653,946
Series 2053, Cl. Z, 6.50%, 4/15/28	6,790	7,789
Series 2063, Cl. PG, 6.50%, 6/15/28	500,326	574,136
Series 2145, Cl. MZ, 6.50%, 4/15/29	178,876	205,460
Series 2148, Cl. ZA, 6.00%, 4/15/29	261,841	299,375
Series 2195, Cl. LH, 6.50%, 10/15/29	437,540	502,355
Series 2326, Cl. ZP, 6.50%, 6/15/31	126,253	140,991
Series 2341, Cl. FP, 1.086%, 7/15/31[3]	227,832	234,523
Series 2399, Cl. PG, 6.00%, 1/15/17	48,770	50,111
Series 2423, Cl. MC, 7.00%, 3/15/32	795,622	916,327
Series 2453, Cl. BD, 6.00%, 5/15/17	61,651	63,944
Series 2461, Cl. PZ, 6.50%, 6/15/32	977,744	1,129,965
Series 2463, Cl. F, 1.186%, 6/15/32[3]	948,070	978,768
Series 2564, Cl. MP, 5.00%, 2/15/18	1,441,537	1,502,938
Series 2585, Cl. HJ, 4.50%, 3/15/18	814,033	849,474
Series 2635, Cl. AG, 3.50%, 5/15/32	757,010	790,288
Series 2676, Cl. KY, 5.00%, 9/15/23	1,258,141	1,360,049
Series 2707, Cl. QE, 4.50%, 11/15/18	292,529	306,030
Series 2770, Cl. TW, 4.50%, 3/15/19	95,455	99,842
Series 3010, Cl. WB, 4.50%, 7/15/20	444,275	467,806
Series 3025, Cl. SJ, 24.07%, 8/15/35[3]	182,351	288,091
Series 3030, Cl. FL, 0.586%, 9/15/35[3]	464,564	467,886
Series 3645, Cl. EH, 3.00%, 12/15/20	41,016	42,198
Series 3741, Cl. PA, 2.15%, 2/15/35	2,537,976	2,580,765
Series 3815, Cl. BD, 3.00%, 10/15/20	49,273	50,477
Series 3822, Cl. JA, 5.00%, 6/15/40	876,907	941,060
Series 3840, Cl. CA, 2.00%, 9/15/18	37,551	38,047
Series 3848, Cl. WL, 4.00%, 4/15/40	1,556,064	1,603,066
Series 3857, Cl. GL, 3.00%, 5/15/40	48,483	49,647
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,528,913	1,537,782

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 11.767%, 2/15/29[4]	557,071	128,205
Series 2130, Cl. SC, 50.231%, 3/15/29[4]	175,308	39,918
Series 2134, Cl. SB, 54.772%, 3/15/29[4]	152,419	33,765

14      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2422, Cl. SJ, 44.912%, 1/15/32[4]	$533,494	$139,541
Series 2493, Cl. S, 51.805%, 9/15/29[4]	40,908	10,611
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	1,040,138	247,444
Series 2796, Cl. SD, 50.869%, 7/15/26[4]	258,946	55,871
Series 2920, Cl. S, 52.753%, 1/15/35[4]	1,041,702	201,723
Series 2922, Cl. SE, 5.619%, 2/15/35[4]	836,564	159,347
Series 2981, Cl. AS, 0.206%, 5/15/35[4]	2,441,502	487,851
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	2,016,790	449,434
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	367,798	95,989
Series 3201, Cl. SG, 1.813%, 8/15/36[4]	2,432,340	452,086
Series 3397, Cl. GS, 15.854%, 12/15/37[4]	432,340	89,713
Series 3424, Cl. EI, 15.518%, 4/15/38[4]	249,264	35,907
Series 3450, Cl. BI, 8.598%, 5/15/38[4]	4,557,436	760,992
Series 3606, Cl. SN, 0.698%, 12/15/39[4]	1,334,488	243,034

Federal National Mortgage Assn.:
3.00%, 7/1/30[7]	16,180,000	16,739,979
3.50%, 7/1/41[7]	136,560,000	140,472,761
4.00%, 7/1/45[7]	120,880,000	127,913,236
4.50%, 7/1/30[7]	2,585,000	2,692,338
5.00%, 7/1/45[7]	28,350,000	31,316,069

Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	2,155,401	2,272,135
5.00%, 3/1/21	135,883	144,334
5.50%, 12/1/18-5/1/36	1,915,959	2,159,803
6.00%, 5/1/20	90,182	93,513
6.50%, 6/1/17-11/1/31	3,581,428	4,064,903
7.00%, 11/1/17-4/1/34	1,873,138	2,215,754
7.50%, 1/1/33-8/1/33	2,631,198	3,175,821
8.50%, 7/1/32	14,265	16,444

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 17.946%, 6/25/23[4]	405,577	83,222
Series 247, Cl. 2, 39.905%, 10/25/23[4]	47,995	11,149
Series 252, Cl. 2, 36.794%, 11/25/23[4]	439,056	65,677
Series 254, Cl. 2, 30.845%, 1/25/24[4]	773,910	107,379
Series 301, Cl. 2, 0.00%, 4/25/29[4,5]	204,950	45,998
Series 303, Cl. IO, 8.505%, 11/25/29[4]	41,476	11,150
Series 319, Cl. 2, 0.00%, 2/25/32[4,5]	158,856	37,169
Series 320, Cl. 2, 7.779%, 4/25/32[4]	2,825,932	549,685
Series 321, Cl. 2, 3.106%, 4/25/32[4]	480,024	112,756
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	227,930	49,245
Series 331, Cl. 9, 12.548%, 2/25/33[4]	1,699,509	390,939
Series 334, Cl. 14, 9.792%, 2/25/33[4]	1,397,749	303,251
Series 334, Cl. 15, 0.00%, 2/25/33[4,5]	997,355	237,282
Series 334, Cl. 17, 17.863%, 2/25/33[4]	55,363	12,670
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	1,236,164	321,784
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	1,262,379	241,492
Series 343, Cl. 13, 0.00%, 9/25/33[4,5]	1,343,846	275,023
Series 343, Cl. 18, 11.697%, 5/25/34[4]	841,944	167,133
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	599,544	118,251
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	506,448	103,985

15      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	$856,563	$176,128
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	629,915	138,480
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	308,096	67,967
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	785,147	171,049
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	1,070,083	237,212
Series 365, Cl. 16, 0.00%, 3/25/36[4,5]	764,853	154,794

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	140,066	153,110
Series 1993-87, Cl. Z, 6.50%, 6/25/23	134,350	149,242
Series 1996-35, Cl. Z, 7.00%, 7/25/26	48,478	54,592
Series 1998-58, Cl. PC, 6.50%, 10/25/28	259,959	292,580
Series 1998-61, Cl. PL, 6.00%, 11/25/28	349,437	398,174
Series 1999-54, Cl. LH, 6.50%, 11/25/29	503,354	574,209
Series 1999-60, Cl. PG, 7.50%, 12/25/29	2,415,080	2,770,147
Series 2001-51, Cl. OD, 6.50%, 10/25/31	513,017	589,371
Series 2002-10, Cl. FB, 0.687%, 3/25/17[3]	16,746	16,797
Series 2002-16, Cl. PG, 6.00%, 4/25/17	86,124	88,105
Series 2002-2, Cl. UC, 6.00%, 2/25/17	59,169	60,947
Series 2002-56, Cl. FN, 1.187%, 7/25/32[3]	299,881	305,950
Series 2003-100, Cl. PA, 5.00%, 10/25/18	2,769,361	2,905,140
Series 2003-130, Cl. CS, 13.726%, 12/25/33[3]	1,470,180	1,790,307
Series 2003-21, Cl. FK, 0.587%, 3/25/33[3]	92,064	92,431
Series 2003-84, Cl. GE, 4.50%, 9/25/18	64,910	67,628
Series 2004-101, Cl. BG, 5.00%, 1/25/20	242,275	248,455
Series 2004-25, Cl. PC, 5.50%, 1/25/34	129,048	136,061
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,231,808	2,450,433
Series 2005-109, Cl. AH, 5.50%, 12/25/25	6,300,275	6,870,601
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,897,421
Series 2005-71, Cl. DB, 4.50%, 8/25/25	516,866	553,090
Series 2005-73, Cl. DF, 0.437%, 8/25/35[3]	1,076,071	1,080,835
Series 2006-50, Cl. SK, 23.514%, 6/25/36[3]	557,496	853,443
Series 2008-75, Cl. DB, 4.50%, 9/25/23	548,691	570,940
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,787,733	1,833,183
Series 2009-36, Cl. FA, 1.127%, 6/25/37[3]	700,495	719,612
Series 2009-37, Cl. HA, 4.00%, 4/25/19	903,166	932,886
Series 2009-70, Cl. TL, 4.00%, 8/25/19	738,415	761,141
Series 2010-43, Cl. KG, 3.00%, 1/25/21	342,687	352,693
Series 2011-15, Cl. DA, 4.00%, 3/25/41	424,703	444,318
Series 2011-3, Cl. EL, 3.00%, 5/25/20	2,982,538	3,057,753
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,838,699	2,017,046
Series 2011-38, Cl. AH, 2.75%, 5/25/20	40,807	41,713
Series 2011-82, Cl. AD, 4.00%, 8/25/26	670,254	694,903

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 25.88%, 3/17/31[4]	193,571	26,776
Series 2001-61, Cl. SE, 28.687%, 11/18/31[4]	244,127	53,618
Series 2001-65, Cl. S, 28.996%, 11/25/31[4]	511,178	122,487
Series 2001-81, Cl. S, 25.249%, 1/25/32[4]	74,629	17,461
Series 2002-12, Cl. SB, 39.959%, 7/25/31[4]	119,215	31,109
Series 2002-2, Cl. SW, 42.368%, 2/25/32[4]	144,716	36,857
Series 2002-38, Cl. SO, 45.292%, 4/25/32[4]	76,521	15,523
Series 2002-41, Cl. S, 55.57%, 7/25/32[4]	794,194	203,479

16      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-47, Cl. NS, 31.226%, 4/25/32[4]	$233,859	$57,534
Series 2002-5, Cl. SD, 46.731%, 2/25/32[4]	146,049	34,761
Series 2002-51, Cl. S, 31.409%, 8/25/32[4]	214,728	52,849
Series 2002-52, Cl. SD, 35.63%, 9/25/32[4]	304,954	73,773
Series 2002-60, Cl. SM, 26.873%, 8/25/32[4]	746,991	156,462
Series 2002-60, Cl. SY, 2.839%, 4/25/32[4]	662,517	25,616
Series 2002-64, Cl. SD, 9.281%, 4/25/27[4]	298,538	69,999
Series 2002-7, Cl. SK, 27.799%, 1/25/32[4]	437,673	90,956
Series 2002-75, Cl. SA, 30.916%, 11/25/32[4]	405,058	102,005
Series 2002-77, Cl. BS, 26.821%, 12/18/32[4]	809,811	202,978
Series 2002-77, Cl. IS, 40.975%, 12/18/32[4]	130,369	34,498
Series 2002-77, Cl. SH, 35.514%, 12/18/32[4]	117,946	27,925
Series 2002-84, Cl. SA, 36.516%, 12/25/32[4]	111,718	26,846
Series 2002-89, Cl. S, 50.561%, 1/25/33[4]	1,136,324	314,155
Series 2002-9, Cl. MS, 26.896%, 3/25/32[4]	6,593	1,533
Series 2002-90, Cl. SN, 31.831%, 8/25/32[4]	679,663	142,360
Series 2002-90, Cl. SY, 37.395%, 9/25/32[4]	355,143	73,261
Series 2003-14, Cl. OI, 9.236%, 3/25/33[4]	1,890,850	385,609
Series 2003-26, Cl. IK, 6.935%, 4/25/33[4]	674,604	100,964
Series 2003-33, Cl. SP, 26.628%, 5/25/33[4]	682,651	147,294
Series 2003-4, Cl. S, 30.91%, 2/25/33[4]	206,466	52,762
Series 2003-52, Cl. NS, 36.996%, 6/25/23[4]	3,006,037	407,501
Series 2004-54, Cl. DS, 39.773%, 11/25/30[4]	65,554	12,860
Series 2004-56, Cl. SE, 11.821%, 10/25/33[4]	921,899	183,868
Series 2005-12, Cl. SC, 9.355%, 3/25/35[4]	396,748	87,063
Series 2005-40, Cl. SA, 48.929%, 5/25/35[4]	579,729	109,022
Series 2005-52, Cl. JH, 2.135%, 5/25/35[4]	1,184,231	223,026
Series 2005-6, Cl. SE, 59.414%, 2/25/35[4]	963,362	174,325
Series 2005-93, Cl. SI, 15.344%, 10/25/35[4]	807,262	142,051
Series 2006-53, Cl. US, 19.039%, 6/25/36[4]	61,221	11,048
Series 2008-55, Cl. SA, 14.222%, 7/25/38[4]	650,338	82,108
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	1,028,020	58,801
Series 2012-134, Cl. SA, 12.555%, 12/25/42[4]	3,938,245	998,085
Series 2012-40, Cl. PI, 0.00%, 4/25/41[4,5]	3,156,997	572,322

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.03%, 9/25/23[6]	130,903	125,683

		421,176,577

GNMA/Guaranteed—0.1%

Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	18,026	18,811
10.50%, 12/15/17	3,038	3,095

Government National Mortgage Assn. II Pool:
1.625%, 7/20/25-7/20/27[3]	8,223	8,561
11.00%, 10/20/19	2,645	2,662

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 60.459%, 2/16/32[4]	414,758	80,392
Series 2002-41, Cl. GS, 11.781%, 6/16/32[4]	216,471	33,638
Series 2002-76, Cl. SY, 61.924%, 12/16/26[4]	187,349	38,078
Series 2007-17, Cl. AI, 19.045%, 4/16/37[4]	2,185,486	421,375

17      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2011-52, Cl. HS, 9.235%, 4/16/41[4]	$6,710,882	$1,296,985

		1,903,597

Non-Agency—11.9%

Commercial—10.1%

Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[3,4,5]	1,645,144	43,823

Banc of America Commercial Mortgage Trust, Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,725,000	2,835,055

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.477%, 7/20/36[3]	5,934,527	5,563,049
Series 2014-R7, Cl. 3A1, 2.617%, 3/26/36[2,3]	5,578,454	5,696,107

BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.23%, 9/26/35[1,3]	1,446,412	1,470,942

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[3]	3,208,281	3,244,022
Series 2005-9, Cl. A1, 2.41%, 10/25/35[3]	1,441,655	1,422,682

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,3,4,5]	576,848	23,863

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.435%, 1/25/36[3]	2,112,227	1,992,774

Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.349%, 12/10/49[3]	3,035,000	3,286,671
Series 2013-GC11, Cl. D, 4.604%, 4/10/46[1,3]	1,955,000	1,843,487

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[3]	6,136,261	6,071,870

COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.727%, 10/15/45[1,3]	320,000	312,069
Series 2012-CR5, Cl. E, 4.48%, 12/10/45[1,3]	2,455,000	2,343,749
Series 2013-CR7, Cl. D, 4.494%, 3/10/46[1,3]	3,015,000	2,777,239
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,060,000	6,209,279

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[3,4,5]	16,816,795	1,464,095

Commercial Mortgage Trust, Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[3]	940,000	1,009,335

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[3]	2,750,000	2,772,751

CSMC:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,527,951	1,287,824
Series 2009-13R, Cl. 4A1, 2.625%, 9/26/36[1,3]	399,560	402,164

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.735%, 11/10/46[1,3]	490,000	523,991

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	846,146	812,036
Series 2005-FA8, Cl. 1A6, 0.837%, 11/25/35[3]	1,444,069	1,091,197

FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.549%, 11/25/46[1,3]	385,000	392,731
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,3]	605,000	592,600
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,3]	1,165,000	1,147,746
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,3]	650,000	631,391
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,3]	2,580,000	2,501,696
Series 2013-K502, Cl. C, 3.302%, 3/25/45[1,3]	1,620,000	1,647,623
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,3]	335,000	335,873
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,3]	1,075,000	1,059,964
Series 2014-K715, Cl. C, 4.264%, 2/25/46[1,3]	230,000	233,909

18      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust: (Continued)
Series 2015-K44, Cl. B, 3.811%, 1/25/48[1,3]	$2,875,000	$2,813,701

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	3,612,380	3,361,117

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.937%, 7/25/35[3]	783,471	774,889

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.569%, 12/15/47[1,3]	3,640,000	3,547,378

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[3]	3,975,000	4,114,095
Series 2012-C6, Cl. E, 5.372%, 5/15/45[1,3]	2,895,000	2,926,567

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.555%, 7/25/35[3]	2,036,435	2,042,567

JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.625%, 9/26/36[1,3]	1,518,848	1,521,714
Series 2009-5, Cl. 1A2, 2.721%, 7/26/36[1,3]	2,735,325	2,393,335

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,665,000	2,776,203
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,070,000	2,103,319

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[3,4,5]	313,410	6,046

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	41,136	34,841

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.816%, 11/15/45[1,3]	3,142,000	3,103,199
Series 2013-C7, Cl. D, 4.437%, 2/15/46[1,3]	1,270,000	1,197,193
Series 2013-C8, Cl. D, 4.309%, 12/15/48[1,3]	830,000	773,182
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,130,292

Morgan Stanley Capital I Trust, Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	6,770,000	7,149,695

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 1.969%, 11/26/36[1,3]	2,215,124	1,685,367

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.379%, 6/26/46[1,3]	2,450,713	2,472,289

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.248%, 7/26/45[1,3]	612,418	612,292

Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.- Backed Security, Series 1999-C1, Cl. X, 0%, 5/18/32[3,4,5]	2,098,316	34

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.889%, 5/10/63[1,3]	460,000	459,521

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Cl. AM, 5.498%, 12/15/44[3]	1,360,000	1,374,435

WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.348%, 12/25/35[3]	1,778,309	1,724,054
Series 2005-AR16, Cl. 1A1, 2.341%, 12/25/35[3]	1,574,719	1,501,558

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.658%, 6/25/35[3]	4,086,588	4,186,706
Series 2005-AR15, Cl. 1A6, 2.613%, 9/25/35[3]	251,291	239,754
Series 2006-AR7, Cl. 2A4, 2.732%, 5/25/36[3]	140,921	134,826
Series 2006-AR8, Cl. 2A4, 2.641%, 4/25/36[3]	1,241,537	1,214,422
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	1,060,318	1,098,115
Series 2007-AR3, Cl. A4, 5.803%, 4/25/37[3]	523,070	512,455
Series 2007-AR8, Cl. A1, 2.614%, 11/25/37[3]	1,308,049	1,155,575

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.606%, 12/15/45[1,3]	1,320,000	1,272,307
Series 2012-C7, Cl. E, 4.999%, 6/15/45[1,3]	840,000	842,853
Series 2012-C8, Cl. E, 5.038%, 8/15/45[1,3]	3,560,000	3,595,557
Series 2013-C11, Cl. D, 4.32%, 3/15/45[1,3]	481,000	453,943

19      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4,5]	$26,234,675	$1,255,329

		134,604,332

Multi-Family—0.4%

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[3]	2,963,218	2,896,674
Series 2006-AR2, Cl. 2A3, 2.621%, 3/25/36[3]	2,533,787	2,508,002

		5,404,676

Residential—1.4%

Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	1,371,035	1,255,756

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	1,015,164	939,453
Series 2007-C, Cl. 1A4, 5.308%, 5/20/36[3]	487,564	457,686

Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,161,256	1,063,819

Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[3]	3,979,653	3,958,330

Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.297%, 7/25/36[3]	598,457	588,046

Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.745%, 2/25/33[3]	362,314	331,691

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	897,656	860,402
Series 2006-6, Cl. A3, 6.00%, 4/25/36	663,591	643,913

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,328,827	2,190,115

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.497%, 7/25/35[3]	909,266	845,324

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.555%, 12/25/34[3]	533,431	528,573

NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[2,8]	1,750,658	472,678

RALI Trust:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	38,949	39,155
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	205,341	166,839
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,026,476	838,025

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	503,473	477,911

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.418%, 10/25/33[3]	1,395,846	1,427,522

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Cl. 1A2, 5.808%, 10/25/36[3]	1,042,573	1,018,500

		18,103,738

Total Mortgage-Backed Obligations (Cost $574,759,614)		581,192,920

U.S. Government Obligations—1.1%

Federal National Mortgage Assn. Nts., 1%, 9/27/17	6,129,000	6,153,302

United States Treasury Nts.:
0.75%, 2/28/18	348,000	346,450
1.50%, 5/31/19[10]	7,480,000	7,517,983

Total U.S. Government Obligations (Cost $13,970,678)		14,017,735

20      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Corporate Bonds and Notes—49.3%

Consumer Discretionary—6.6%

Auto Components—0.1%

BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	$979,000	$916,122

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	587,000	584,958

		1,501,080

Automobiles—1.6%

Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[1]	2,846,000	2,847,315
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,679,000	2,465,464

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	7,105,000	7,014,020

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	2,596,000	2,900,656

Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,696,000	2,688,114
4.00% Sr. Unsec. Nts., 6/8/17[1]	603,000	628,527

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	2,199,000	2,246,318

		20,790,414

Hotels, Restaurants & Leisure—0.7%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	915,000	916,944

Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,779,000	2,782,760

Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	498,000	511,577

Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	2,056,000	2,027,958

Wyndham Worldwide Corp.:
2.95% Sr. Unsec. Nts., 3/1/17	542,000	550,326
6.00% Sr. Unsec. Nts., 12/1/16	2,615,000	2,759,850

		9,549,415

Household Durables—0.6%

Lennar Corp.:
4.75% Sr. Unsec. Nts., 11/15/22	1,115,000	1,101,063
4.75% Sr. Unsec. Nts., 5/30/25	2,214,000	2,158,650

Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	3,146,000	3,098,810

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	709,278
1.65% Sr. Unsec. Nts., 11/1/17	765,000	767,906

		7,835,707

Leisure Equipment & Products—0.2%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,292,161

Media—1.9%

21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,120,000	1,300,883

Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,424,882

Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,128,000	1,129,393

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	500,000	470,504

Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	433,000	448,960
9.15% Debs., 2/1/23	921,000	1,217,093

21      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	$1,483,000	$1,501,910

Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	3,209,000	3,192,955

Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	594,770

Scripps Networks Interactive, Inc., 2.70% Sr. Unsec. Nts., 12/15/16	3,236,000	3,301,416

Sky plc, 3.75% Sr. Unsec. Nts., 9/16/24[1]	1,635,000	1,596,924

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,310,156

Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,159,000	953,078

Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,224,730

Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	3,310,000	3,206,563

		25,874,217

Multiline Retail—0.3%

Family Tree Escrow LLC, 5.75% Sr. Sec. Nts., 3/1/23[1]	3,300,000	3,465,000

Specialty Retail—0.7%

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	3,241,000	3,377,446

Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	1,011,000	1,080,019

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	2,884,124

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,535,000	1,550,815

		8,892,404

Textiles, Apparel & Luxury Goods—0.5%

Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25[1]	3,395,000	3,301,638

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	3,240,000	3,223,800

		6,525,438

Consumer Staples—3.7%

Beverages—0.9%

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,290,972

Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	3,125,000	3,140,625

Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,862,958
4.25% Sr. Unsec. Nts., 7/15/22[1]	1,979,000	2,063,151

		11,357,706

Food & Staples Retailing—0.6%

CVS Health Corp., 5.30% Sr. Unsec. Nts., 12/5/43	752,000	819,635

Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,533,000	1,556,168

Kroger Co. (The):
6.40% Sr. Unsec. Nts., 8/15/17	2,976,000	3,277,677
6.90% Sr. Unsec. Nts., 4/15/38	755,000	936,540

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	1,763,000	1,765,264

		8,355,284

Food Products—1.6%

Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,955,000	3,043,555
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,894,633

22      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Food Products (Continued)

HJ Heinz Co.:
3.95% Sr. Unsec. Nts., 7/15/25[1,7]	$1,715,000	$1,728,137
5.20% Sr. Unsec. Nts., 7/15/45[1,7]	392,000	402,658

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,350,964

JM Smucker Co., 1.75% Sr. Unsec. Nts., 3/15/18[1]	2,582,000	2,580,647

Kraft Foods Group, Inc., 5% Sr. Unsec. Nts., 6/4/42	775,000	772,481

TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	3,223,000	3,255,230

Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	944,000	950,071
6.60% Sr. Unsec. Nts., 4/1/16	2,529,000	2,625,985

		21,604,361

Tobacco—0.6%

Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,816,000	2,991,008

Reynolds American, Inc.:
5.85% Sr. Unsec. Nts., 8/15/45	1,483,000	1,564,826
6.75% Sr. Unsec. Nts., 6/15/17	2,523,000	2,757,871

		7,313,705

Energy—5.2%

Energy Equipment & Services—0.8%

Ensco plc, 5.20% Sr. Unsec. Nts., 3/15/25	652,000	645,818

Halliburton Co., 4.75% Sr. Unsec. Nts., 8/1/43	776,000	796,285

Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25[1]	1,313,000	1,356,023

Nabors Industries, Inc., 2.35% Sr. Unsec. Nts., 9/15/16	2,035,000	2,041,353

Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	1,104,000	1,096,905

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,329,083

Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	840,000	710,184

		9,975,651

Oil, Gas & Consumable Fuels—4.4%

Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,483,000	1,671,709

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,797,000	1,763,051

Buckeye Partners LP, 6.05% Sr. Unsec. Nts., 1/15/18	1,493,000	1,611,252

Canadian Natural Resources Ltd.:
1.75% Sr. Unsec. Nts., 1/15/18	1,259,000	1,250,679
5.90% Sr. Unsec. Nts., 2/1/18	1,419,000	1,548,704

Cenovus Energy, Inc., 5.20% Sr. Unsec. Nts., 9/15/43	923,000	871,905

Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 6/1/24	1,771,000	1,765,616

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,932,067

Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25[1]	1,773,000	1,749,850

DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	1,978,542

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,421,000	1,356,232

EnLink Midstream Partners LP:
2.70% Sr. Unsec. Nts., 4/1/19	2,648,000	2,614,831
4.40% Sr. Unsec. Nts., 4/1/24	754,000	756,379

Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,860,000	2,020,442

Kinder Morgan Energy Partners LP, 4.10% Sr. Unsec. Nts., 11/15/15	1,051,000	1,062,019

Kinder Morgan, Inc., 5% Sr. Unsec. Nts., 2/15/21[1]	3,438,000	3,622,332

23      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875% Sr. Unsec. Nts., 6/1/25	$3,410,000	$3,341,800

Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	829,000	794,471

ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	1,726,000	1,708,141

Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	3,073,000	3,152,996
5.45% Sr. Unsec. Nts., 10/14/21[1]	2,397,000	2,588,736

Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	650,000	612,018

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	2,954,000	3,195,422

Plains All American Pipeline LP/PAA Finance Corp., 3.60% Sr. Unsec. Nts., 11/1/24	2,428,000	2,344,632

Southwestern Energy Co., 4.95% Sr. Unsec. Nts., 1/23/25	1,870,000	1,890,129

Spectra Energy Partners LP:
4.50% Sr. Unsec. Nts., 3/15/45	653,000	578,632
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,727,314
4.75% Sr. Unsec. Nts., 3/15/24	1,329,000	1,411,011

Western Gas Partners LP, 4% Sr. Unsec. Nts., 7/1/22	2,078,000	2,085,946

Williams Partners LP, 4.50% Sr. Unsec. Nts., 11/15/23	1,546,000	1,559,023

Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,588,000	2,773,117

		58,338,998

Financials—14.1%

Capital Markets—3.3%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,614,000	2,616,758

Blackstone Holdings Finance Co. LLC:
4.45% Sr. Unsec. Nts., 7/15/45[1]	263,000	240,887
5.00% Sr. Unsec. Nts., 6/15/44[1]	2,869,000	2,872,469

Credit Suisse, New York, 3.625% Sr. Unsec. Nts., 9/9/24	4,202,000	4,180,624

Deutsche Bank AG, 4.50% Sub. Nts., 4/1/25	3,415,000	3,257,691

Goldman Sachs Group, Inc. (The):
5.15% Sub. Nts., 5/22/45	2,387,000	2,303,338
5.70% Jr. Sub. Perpetual Bonds, Series L3,9	3,116,000	3,131,113

KKR Group Finance Co. III LLC, 5.125% Sr. Unsec. Nts., 6/1/44[1]	2,710,000	2,594,996

Lazard Group LLC:
3.75% Sr. Unsec. Nts., 2/13/25	804,000	765,492
4.25% Sr. Unsec. Nts., 11/14/20	2,309,000	2,428,447

Morgan Stanley:
4.30% Sr. Unsec. Nts., 1/27/45	1,921,000	1,792,525
5.00% Sub. Nts., 11/24/25	2,949,000	3,088,709
5.45% Jr. Sub. Perpetual Bonds, Series H3,9	3,192,000	3,172,050

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,334,000	3,358,965

Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,084,889

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[3,9]	4,518,000	4,631,402

		43,520,355

Commercial Banks—4.7%

Bank of America Corp., 7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,212,154

Barclays plc, 3.65% Sr. Unsec. Nts., 3/16/25	2,710,000	2,568,939

24      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial Banks (Continued)

CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	$3,320,000	$3,303,400

Citigroup, Inc.:
6.675% Sub. Nts., 9/13/43	1,507,000	1,825,583
5.95% Jr. Sub. Perpetual Bonds, Series D3,9	3,256,000	3,211,230

Citizens Financial Group, Inc., 5.50% Jr. Sub. Perpetual Bonds[1,3,9]	3,364,000	3,277,797

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,3,9]	2,714,000	3,161,810

FirstMerit Bank NA, 4.27% Sub. Nts., 11/25/26	2,998,000	3,018,036

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[3]	6,450,000	6,501,922

Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[1]	2,890,000	2,808,979

JPMorgan Chase & Co., 6.75% Jr. Sub. Perpetual Bonds, Series S3,9	2,795,000	2,989,755

Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[1,3,9]	214,000	238,610
6.657% Jr. Sub. Perpetual Bonds[1,3,9]	2,718,000	3,052,654

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,3,9]	4,537,000	4,704,869

Regions Bank, Birmingham AL, 6.45% Sub. Nts., 6/26/37	2,275,000	2,706,058

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U3,9	3,100,000	3,327,850

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,3,9]	2,845,000	2,926,794

SunTrust Banks, Inc.:
3.60% Sr. Unsec. Nts., 4/15/16	2,645,000	2,695,419
5.625% Jr. Sub. Perpetual Bonds[3,9]	3,209,000	3,237,079

Wells Fargo & Co.:
5.875% Jr. Sub. Perpetual Bonds[3,9]	1,219,000	1,249,536
5.90% Jr. Sub. Perpetual Bonds, Series S3,9	2,394,000	2,405,970

		62,424,444

Consumer Finance—1.2%

Ally Financial, Inc., 8% Sr. Unsec. Nts., 11/1/31	2,536,000	3,046,370

Capital One Financial Corp.:
3.20% Sr. Unsec. Nts., 2/5/25	2,713,000	2,563,294
5.55% Jr. Sub. Perpetual Bonds[3,9]	3,321,000	3,300,244

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	2,821,000	2,694,882
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,217,419

Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	2,385,000	2,356,480

		16,178,689

Diversified Financial Services—0.4%

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,695,000	1,681,687

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[3]	3,147,000	3,225,675

		4,907,362

Insurance—2.4%

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,527,000	2,564,756

Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,455,000	2,536,999

Liberty Mutual Group, Inc.:
4.25% Sr. Unsec. Nts., 6/15/23[1]	3,133,000	3,223,312
4.85% Sr. Unsec. Nts., 8/1/44[1]	1,869,000	1,806,241

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[3,7]	3,209,000	2,912,167

MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[3,9]	2,353,000	2,338,294

25      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Insurance (Continued)

Prudential Financial, Inc.:
5.20% Jr. Sub. Nts., 3/15/44[3]	$1,994,000	$1,976,752
5.375% Jr. Sub. Nts., 5/15/45[3]	620,000	610,700

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,3,9]	5,585,000	5,760,927

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,122,000	3,145,824

XLIT Ltd., 6.50% Jr. Sub. Perpetual Bonds[3,9]	1,920,000	1,647,610

ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,3]	3,117,000	3,249,473

		31,773,055

Real Estate Investment Trusts (REITs)—1.8%

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,439,094
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,716,075

Corrections Corp. of America, 4.625% Sr. Unsec. Nts., 5/1/23	3,230,000	3,181,550

First Industrial LP, 7.50% Sr. Unsec. Nts., 12/1/17	2,870,000	3,195,645

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	970,000	1,037,039

Health Care REIT, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	686,150

Highwoods Realty LP, 7.50% Sr. Unsec. Nts., 4/15/18	2,873,000	3,281,452

Host Hotels & Resorts LP, 3.75% Sr. Unsec. Nts., 10/15/23	1,955,000	1,918,688

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,959,129

Prologis LP, 4% Sr. Unsec. Nts., 1/15/18	1,705,000	1,789,946

Regency Centers LP, 5.875% Sr. Unsec. Nts., 6/15/17	370,000	400,028

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,053,720

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,878,057

		24,536,573

Real Estate Management & Development—0.3%

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,528,000	3,493,419

Health Care—3.6%

Biotechnology—0.2%

Baxalta, Inc., 5.25% Sr. Unsec. Nts., 6/23/45[1]	1,007,000	1,011,216

Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	1,531,000	1,759,606

		2,770,822

Health Care Equipment & Supplies—0.6%

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,822,814
3.875% Sr. Unsec. Nts., 5/15/24	1,439,000	1,445,240

DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,950,000	2,997,917

Zimmer Biomet Holdings, Inc., 3.55% Sr. Unsec. Nts., 4/1/25	992,000	962,055

		8,228,026

Health Care Providers & Services—1.4%

Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	1,599,000	1,573,178

CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21	3,185,000	3,252,681

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	2,367,000	2,532,690

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	4,798,000	4,581,941

26      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Health Care Providers & Services (Continued)

LifePoint Health, Inc., 5.50% Sr. Unsec. Nts., 12/1/21	$3,115,000	$3,224,025

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,380,000	1,374,865

Medco Health Solutions, Inc., 7.125% Sr. Unsec. Nts., 3/15/18[7]	1,437,000	1,635,987

		18,175,367

Life Sciences Tools & Services—0.2%

Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	179,000	181,245

Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	889,000	906,233
5.30% Sr. Unsec. Nts., 2/1/44	978,000	1,033,909

		2,121,387

Pharmaceuticals—1.2%

AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,658,000	1,639,580
4.70% Sr. Unsec. Nts., 5/14/45	663,000	656,463

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,857,978
1.85% Sr. Unsec. Nts., 3/1/17	1,451,000	1,458,489
3.80% Sr. Unsec. Nts., 3/15/25	2,894,000	2,844,229
4.75% Sr. Unsec. Nts., 3/15/45	1,386,000	1,318,843

Hospira, Inc.:
5.20% Sr. Unsec. Nts., 8/12/20	2,530,000	2,828,740
6.05% Sr. Unsec. Nts., 3/30/17	1,367,000	1,471,253

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,609,000	2,628,567

		16,704,142

Industrials—4.3%

Aerospace & Defense—0.4%

BAE Systems Holdings, Inc., 3.80% Sr. Unsec. Nts., 10/7/24[1,7]	1,870,000	1,878,572

L-3 Communications Corp., 1.50% Sr. Unsec. Nts., 5/28/17	905,000	899,072

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	910,000	919,565

Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	888,365
4.30% Sr. Unsec. Nts., 3/1/24	1,297,000	1,347,494

		5,933,068

Building Products—0.2%

Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,820,000	2,859,336

Commercial Services & Supplies—0.7%

Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,670,000	2,723,400

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,756,000	3,789,827

R.R. Donnelley & Sons Co., 7.625% Sr. Unsec. Nts., 6/15/20	2,905,000	3,275,387

		9,788,614

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	2,370,000	2,349,263

Industrial Conglomerates—0.7%

General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds, Series B3,9	6,993,000	7,657,335

27      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates (Continued)

Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	$1,045,000	$1,049,957

		8,707,292

Machinery—0.6%

Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,303,000	1,357,934

Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,620,000	2,717,343

Joy Global, Inc., 6% Sr. Unsec. Nts., 11/15/16	568,000	602,476

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	2,529,000	2,585,774

		7,263,527

Professional Services—0.2%

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,829,027

Road & Rail—0.8%

Burlington Northern Santa Fe LLC, 3% Sr. Unsec. Nts., 3/15/23	2,671,000	2,610,590

ERAC USA Finance LLC, 4.50% Sr. Unsec. Nts., 2/15/45[1]	954,000	876,961

Kansas City Southern de Mexico SA de CV, 3% Sr. Unsec. Nts., 5/15/23	2,301,000	2,210,932

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	3,307,000	3,330,509
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,512,000	1,532,876

		10,561,868

Trading Companies & Distributors—0.5%

Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	3,197,000	3,236,962

International Lease Finance Corp., 5.875% Sr. Unsec. Nts., 8/15/22	2,945,000	3,191,644

		6,428,606

Information Technology—2.9%

Communications Equipment—0.4%

Motorola Solutions, Inc., 3.50% Sr. Unsec. Nts., 3/1/23	2,352,000	2,219,227

QUALCOMM, Inc., 3.45% Sr. Unsec. Nts., 5/20/25	3,180,000	3,097,851

		5,317,078

Electronic Equipment, Instruments, & Components—0.8%

Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,819,230

Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,736,000	3,891,171

Flextronics International Ltd., 4.75% Sr. Unsec. Nts., 6/15/25[1]	2,645,000	2,627,279

		10,337,680

Internet Software & Services—0.3%

VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25[1]	3,415,000	3,415,000

IT Services—0.4%

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,577,004
3.50% Sr. Unsec. Nts., 4/15/23[7]	1,620,000	1,573,083

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	1,134,000	1,161,823

28      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

IT Services (Continued)

Xerox Corp.: (Continued)
6.75% Sr. Unsec. Nts., 2/1/17	$564,000	$607,692

		5,919,602

Semiconductors & Semiconductor Equipment—0.2%

Micron Technology, Inc., 5.50% Sr. Unsec. Nts., 2/1/25[1]	3,230,000	3,034,585

Software—0.5%

Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	985,000	988,079

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	3,230,000	3,205,775

Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	2,274,000	2,279,128

		6,472,982

Technology Hardware, Storage & Peripherals—0.3%

Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,799,000	1,773,271

Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,481,000	2,512,576

		4,285,847

Materials—2.9%

Chemicals—1.0%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,320,000	1,255,686
4.125% Sr. Unsec. Nts., 3/15/35	660,000	590,274

Eastman Chemical Co.:
3.00% Sr. Unsec. Nts., 12/15/15	1,413,000	1,425,812
4.65% Sr. Unsec. Nts., 10/15/44	781,000	740,089

LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	932,000	949,652

Methanex Corp., 4.25% Sr. Unsec. Nts., 12/1/24	1,919,000	1,903,466

Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	3,190,000	3,325,575

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	2,766,000	2,668,836

Valspar Corp. (The), 3.30% Sr. Unsec. Nts., 2/1/25	915,000	881,030

		13,740,420

Construction Materials—0.3%

CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	917,000	907,002

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,173,000	3,284,055

		4,191,057

Containers & Packaging—0.9%

Ball Corp., 4% Sr. Unsec. Nts., 11/15/23	3,320,000	3,095,900

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	730,394
4.50% Sr. Unsec. Nts., 11/1/23	2,749,000	2,836,196

Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	4,507,000	4,642,435

		11,304,925

Metals & Mining—0.6%

Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	946,356

Freeport-McMoRan, Inc., 3.875% Sr. Unsec. Nts., 3/15/23	1,094,000	994,212

Glencore Finance Canada Ltd., 3.60% Sr. Unsec. Nts., 1/15/17[1]	2,789,000	2,863,424

29      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Metals & Mining (Continued)

Glencore Funding LLC, 4.625% Sr. Unsec. Nts., 4/29/24[1]	$1,246,000	$1,237,906

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	880,000	837,977

Yamana Gold, Inc., 4.95% Sr. Unsec. Nts., 7/15/24	1,594,000	1,536,061

		8,415,936

Paper & Forest Products—0.1%

International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,155,691

Telecommunication Services—2.4%

Diversified Telecommunication Services—2.3%

AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	4,881,000	4,180,952

British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	2,010,000	2,984,892

CenturyLink, Inc., 6.45% Sr. Unsec. Nts., 6/15/21	3,181,000	3,220,763

Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	3,052,000	3,157,608

Frontier Communications Corp., 7.625% Sr. Unsec. Nts., 4/15/24	3,100,000	2,751,250

Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	892,000	908,326

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,664,000	1,880,320

Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,150,000	1,412,624

Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	1,323,000	1,287,444
4.50% Sr. Unsec. Nts., 9/15/20	6,490,000	7,002,736
4.522% Sr. Unsec. Nts., 9/15/48[1]	1,862,000	1,646,755
5.012% Sr. Unsec. Nts., 8/21/54	735,000	674,596

		31,108,266

Wireless Telecommunication Services—0.1%

America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	1,210,000	1,126,704

Utilities—3.6%

Electric Utilities—2.2%

American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	827,000	840,652

EDP Finance BV, 5.25% Sr. Unsec. Nts., 1/14/21[1]	3,045,000	3,196,550

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,998,000	3,283,515

Exelon Corp., 3.95% Sr. Unsec. Nts., 6/15/25	3,284,000	3,304,985

ITC Holdings Corp.:
3.65% Sr. Unsec. Nts., 6/15/24	2,444,000	2,420,887
5.30% Sr. Unsec. Nts., 7/1/43	665,000	710,753

NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,339,000	3,344,503

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	547,506

PPL Capital Funding, Inc.:
3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,250,000	2,277,706
4.20% Sr. Sec. Nts., 6/15/22	987,000	1,038,937

PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,147,893

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	3,223,906

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,128,000	2,114,881

		29,452,674

Independent Power and Renewable Electricity Producers—0.4%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	1,842,000	1,852,343

30      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Independent Power and Renewable Electricity Producers (Continued)

NRG Yield Operating LLC, 5.375% Sr. Unsec. Nts., 8/15/24[1]	$3,101,000	$3,139,762

		4,992,105

Multi-Utilities—1.0%

Berkshire Hathaway Energy Co., 4.50% Sr. Unsec. Nts., 2/1/45	1,545,000	1,509,859

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,580,683

CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,871,000	1,903,204
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	2,483,000	2,733,867

Consolidated Edison Co. of New York, Inc., 4.625% Sr. Unsec. Nts., 12/1/54	693,000	673,771

Dominion Gas Holdings LLC, 4.60% Sr. Unsec. Nts., 12/15/44	1,304,000	1,227,486

NiSource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	1,377,000	1,404,393

Puget Energy, Inc., 3.65% Sr. Sec. Nts., 5/15/25[1]	1,644,000	1,609,854

		13,643,117

Total Corporate Bonds and Notes (Cost $652,209,654)		654,139,452

	Shares

Investment Company—12.6%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[11,12] (Cost $167,795,709)	167,795,709	167,795,709

Total Investments, at Value (Cost $1,627,987,313)	123.4%	1,637,186,255

Net Other Assets (Liabilities)	(23.4)	(310,655,849)

Net Assets	100 .0%	$1,326,530,406

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $330,470,769 or 24.91% of the Fund’s net assets as of June 30, 2015.

2. Restricted security. The aggregate value of restricted securities as of June 30, 2015 was $25,275,443, which represents 1.91% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 2.617%, 3/26/36	3/6/15-5/13/15	$5,697,987	$5,696,107	$(1,880)
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	10/27/14-3/19/15	3,100,140	3,161,810	61,670
Drive Auto Receivables Trust, Series 2015-AA, Cl. C, 3.06%, 5/17/21	3/12/15	2,214,697	2,229,579	14,882
NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29	8/10/10	1,703,335	472,678	(1,230,657)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	5/1/13-5/8/13	4,583,297	4,704,869	121,572

31      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	3/10/10-2/3/15	$5,242,810	$5,760,927	$518,117
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	11/20/13-3/11/15	3,240,828	3,249,473	8,645

		$25,783,094	$25,275,443	$(507,651)

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,425,142 or 1.39% of the Fund’s net assets as of June 30, 2015.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $181,107 or 0.01% of the Fund’s net assets as of June 30, 2015.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2015. See Note 4 of the accompanying Notes.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 4 of the accompanying Notes to Financial Statements.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended June 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares June 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	177,804,869	312,695,361	322,704,521	167,795,709

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$167,795,709	$91,752

12. Rate shown is the 7-day yield as of June 30, 2015.

32      OPPENHEIMER CORE BOND FUND

Futures Contracts as of June 30, 2015

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Sell	9/21/15	65	$9,804,844	$119,120
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/15	224	49,042,000	21,245
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/15	663	83,651,953	514,019
United States Treasury Ultra Bonds	CBT	Buy	9/21/15	441	67,941,563	(1,798,291)

						$(1,143,907)

Glossary:

Exchange Abbreviations

CBT	Chicago Board of Trade

See accompanying Notes to Financial Statements.

33      OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES June 30, 2015 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,460,191,604)	$1,469,390,546
Affiliated companies (cost $167,795,709)	167,795,709

1,637,186,255

Cash	2,090,166

Cash used for collateral on futures	1,475,000

Receivables and other assets:
Investments sold (including $212,623,108 sold on a when-issued or delayed delivery basis)	218,841,329
Interest, dividends and principal paydowns	7,972,895
Shares of beneficial interest sold	2,204,021
Variation margin receivable	37,947
Other	86,293

Total assets	1,869,893,906

Liabilities
Payables and other liabilities:
Investments purchased (including $536,328,053 purchased on a when-issued or delayed delivery basis)	541,338,350
Shares of beneficial interest redeemed	1,496,107
Dividends	239,302
Distribution and service plan fees	136,412
Trustees’ compensation	69,623
Variation margin payable	45,997
Shareholder communications	12,973
Other	24,736

Total liabilities	543,363,500

Net Assets	$1,326,530,406

Composition of Net Assets
Par value of shares of beneficial interest	$194,532

Additional paid-in capital	1,776,087,652

Accumulated net investment loss	(322,579)

Accumulated net realized loss on investments	(457,484,235)

Net unrealized appreciation on investments	8,055,036

Net Assets	$1,326,530,406

34      OPPENHEIMER CORE BOND FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $493,173,972 and 72,273,768 shares of beneficial interest outstanding)	$6.82
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.16

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,590,635 and 1,699,353 shares of beneficial interest outstanding)	$6.82

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,001,020 and 16,983,090 shares of beneficial interest outstanding)	$6.83

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $589,026,278 and 86,398,075 shares of beneficial interest outstanding)	$6.82

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,600,459 and 6,391,896 shares of beneficial interest outstanding)	$6.82

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $73,138,042 and 10,785,838 shares of beneficial interest outstanding)	$6.78

See accompanying Notes to Financial Statements.

35      OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2015 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $4,202)	$21,539,690

Fee income on when-issued securities	4,139,061

Dividends from affiliated companies	91,752

Total investment income	25,770,503

Expenses
Management fees	3,043,520

Distribution and service plan fees:
Class A	605,927
Class B	65,416
Class C	580,276
Class R	102,092

Transfer and shareholder servicing agent fees:
Class A	541,394
Class B	14,431
Class C	127,704
Class I	87,850
Class R	44,945
Class Y	72,810

Shareholder communications:
Class A	13,754
Class B	1,790
Class C	3,160
Class I	4
Class R	690
Class Y	310

Trustees’ compensation	36,693

Custodian fees and expenses	26,195

Other	56,759

Total expenses	5,425,720
Less reduction to custodian expenses	(374)
Less waivers and reimbursements of expenses	(401,099)

Net expenses	5,024,247

Net Investment Income	20,746,256

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	384,052
Closing and expiration of futures contracts	(1,212,362)

Net realized loss	(828,310)

Net change in unrealized appreciation/depreciation on:
Investments	(15,195,723)
Futures contracts	(3,940,934)

Net change in unrealized appreciation/depreciation	(19,136,657)

Net Increase in Net Assets Resulting from Operations	$781,289

See accompanying Notes to Financial Statements.

36      OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$20,746,256	$37,850,803

Net realized gain (loss)	(828,310)	22,915,472

Net change in unrealized appreciation/depreciation	(19,136,657)	12,178,180

Net increase in net assets resulting from operations	781,289	72,944,455

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,587,159)	(13,739,116)
Class B	(148,404)	(412,579)
Class C	(1,318,546)	(2,556,133)
Class I	(10,016,621)	(20,620,336)
Class R1	(566,784)	(993,898)
Class Y	(1,102,752)	(610,932)

	(20,740,266)	(38,932,994)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	19,837,748	107,033,518
Class B	(2,730,104)	(3,508,440)
Class C	6,446,304	11,026,411
Class I	15,897,954	58,363,008
Class R1	8,005,621	4,276,770
Class Y	19,811,565	44,000,534

	67,269,088	221,191,801

Net Assets
Total increase	47,310,111	255,203,262

Beginning of period	1,279,220,295	1,024,017,033

End of period (including accumulated net investment loss of $322,579 and $328,569, respectively)	$1,326,530,406	$1,279,220,295

1. Effective July 1, 2014, Class N shares were renamed Class R. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

37      OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010

Per Share Operating Data
Net asset value, beginning of period	$6.92	$6.70	$7.00	$6.63	$6.46	$6.12

Income (loss) from investment operations:
Net investment income[2]	0.11	0.22	0.25	0.26	0.29	0.31
Net realized and unrealized gain (loss)	(0.10)	0.23	(0.27)	0.37	0.18	0.35

Total from investment operations	0.01	0.45	(0.02)	0.63	0.47	0.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.23)	(0.28)	(0.26)	(0.30)	(0.32)

Net asset value, end of period	$6.82	$6.92	$6.70	$7.00	$6.63	$6.46

Total Return, at Net Asset Value[3]	0.07%	6.76%	(0.35)%	9.72%	7.44%	10.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$493,174	$480,765	$361,838	$453,044	$405,745	$418,034

Average net assets (in thousands)	$496,467	$412,758	$411,494	$428,283	$394,500	$417,031

Ratios to average net assets:[4]
Net investment income	3.08%	3.23%	3.64%	3.78%	4.37%	4.79%
Total expenses[5]	0.95%	0.97%	0.99%	1.04%	1.06%	1.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.88%	0.90%	0.90%	0.90%	0.88%

Portfolio turnover rate[6]	48%	137%	113%	141%	94%	98%

38      OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	0.96%
Year Ended December 31, 2014	0.98%
Year Ended December 31, 2013	1.00%
Year Ended December 31, 2012	1.06%
Year Ended December 30, 2011	1.08%
Year Ended December 31, 2010	1.13%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 31, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845

See accompanying Notes to Financial Statements.

39      OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010

Per Share Operating Data
Net asset value, beginning of period	$6.92	$6.70	$7.00	$6.63	$6.46	$6.12

Income (loss) from investment operations:
Net investment income[2]	0.08	0.17	0.20	0.21	0.24	0.26
Net realized and unrealized gain (loss)	(0.10)	0.23	(0.28)	0.37	0.18	0.35

Total from investment operations	(0.02)	0.40	(0.08)	0.58	0.42	0.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.18)	(0.22)	(0.21)	(0.25)	(0.27)

Net asset value, end of period	$6.82	$6.92	$6.70	$7.00	$6.63	$6.46

Total Return, at Net Asset Value[3]	(0.33)%	5.96%	(1.09)%	8.91%	6.65%	10.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,591	$14,474	$17,446	$29,312	$28,496	$30,636

Average net assets (in thousands)	$13,205	$16,119	$23,230	$29,027	$27,444	$33,579

Ratios to average net assets:[4]
Net investment income	2.27%	2.48%	2.89%	3.05%	3.63%	4.09%
Total expenses[5]	1.72%	1.73%	1.82%	2.06%	2.22%	2.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.64%	1.65%	1.63%

Portfolio turnover rate[6]	48%	137%	113%	141%	94%	98%

1. December 30, 2011 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	1.73%
Year Ended December 31, 2014	1.74%
Year Ended December 31, 2013	1.83%
Year Ended December 31, 2012	2.08%
Year Ended December 30, 2011	2.24%
Year Ended December 31, 2010	2.33%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 31, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845

See accompanying Notes to Financial Statements.

40      OPPENHEIMER CORE BOND FUND

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010

Per Share Operating Data
Net asset value, beginning of period	$6.93	$6.71	$7.01	$6.63	$6.46	$6.13

Income (loss) from investment operations:
Net investment income[2]	0.08	0.17	0.20	0.21	0.24	0.26
Net realized and unrealized gain (loss)	(0.10)	0.23	(0.28)	0.38	0.18	0.34

Total from investment operations	(0.02)	0.40	(0.08)	0.59	0.42	0.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.18)	(0.22)	(0.21)	(0.25)	(0.27)

Net asset value, end of period	$6.83	$6.93	$6.71	$7.01	$6.63	$6.46

Total Return, at Net Asset Value[3]	(0.33)%	5.95%	(1.09)%	9.06%	6.64%	9.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,001	$111,342	$97,196	$129,187	$114,942	$107,517

Average net assets (in thousands)	$117,117	$99,536	$112,710	$120,749	$106,644	$108,324

Ratios to average net assets:[4]
Net investment income	2.27%	2.47%	2.89%	3.04%	3.60%	4.04%
Total expenses[5]	1 .71%	1 .72%	1 .74%	1 .77%	1 .82%	1 .89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.63%

Portfolio turnover rate[6]	48%	137%	113%	141%	94%	98%

41      OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

1. December 30, 2011 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	1.72%
Year Ended December 31, 2014	1.73%
Year Ended December 31, 2013	1.75%
Year Ended December 31, 2012	1.79%
Year Ended December 30, 2011	1.84%
Year Ended December 31, 2010	1.90%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 31, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845

See accompanying Notes to Financial Statements.

42      OPPENHEIMER CORE BOND FUND

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012[1]

Per Share Operating Data
Net asset value, beginning of period	$6.92	$6.70	$7.00	$6.75

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.27	0.16
Net realized and unrealized gain (loss)	(0.10)	0.22	(0.27)	0.28

Total from investment operations	0.02	0.47	0.00	0.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.12)	(0.25)	(0.30)	(0.19)

Net asset value, end of period	$6.82	$6.92	$6.70	$7.00

Total Return, at Net Asset Value[3]	0.24%	7.16%	0.02%	6.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$589,026	$581,836	$506,455	$2,273

Average net assets (in thousands)	$590,614	$559,118	$304,290	$109

Ratios to average net assets:[4]
Net investment income	3.42%	3.60%	3.97%	3.91%
Total expenses[5]	0.51%	0.53%	0.54%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.52%	0.53%	0.49%

Portfolio turnover rate[6]	48%	137%	113%	141%

1. For the period from April 27, 2012 (inception of offering) to December 31, 2012.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	0.52%
Year Ended December 31, 2014	0.54%
Year Ended December 31, 2013	0.55%
Period Ended December 31, 2012	0.54%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Period Ended December 31, 2012	$6,141,849,607	$6,191,530,701

See accompanying Notes to Financial Statements.

43      OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010

Per Share Operating Data
Net asset value, beginning of period	$6.92	$6.70	$7.00	$6.62	$6.45	$6.12

Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.23	0.24	0.27	0.29
Net realized and unrealized gain (loss)	(0.10)	0.23	(0.27)	0.39	0.18	0.34

Total from investment operations	0.00	0.43	(0.04)	0.63	0.45	0.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.10)	(0.21)	(0.26)	(0.25)	(0.28)	(0.30)

Net asset value, end of period	$6.82	$6.92	$6.70	$7.00	$6.62	$6.45

Total Return, at Net Asset Value[3]	(0.08)%	6.49%	(0.60)%	9.61%	7.18%	10.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,600	$36,272	$30,989	$37,986	$38,071	$40,884

Average net assets (in thousands)	$41,283	$32,383	$35,063	$37,700	$38,729	$41,730

Ratios to average net assets:[4]
Net investment income	2.77%	2.97%	3.39%	3.54%	4.11%	4.56%
Total expenses[5]	1.20%	1.22%	1.25%	1.32%	1.36%	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.13%

Portfolio turnover rate[6]	48%	137%	113%	141%	94%	98%

1. December 30, 2011 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	1.21%
Year Ended December 31, 2014	1.23%
Year Ended December 31, 2013	1.26%
Year Ended December 31, 2012	1.34%
Year Ended December 30, 2011	1.38%
Year Ended December 31, 2010	1.48%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 31, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845

See accompanying Notes to Financial Statements.

44      OPPENHEIMER CORE BOND FUND

Class Y	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010

Per Share Operating Data
Net asset value, beginning of period	$6.88	$6.66	$6.99	$6.62	$6.45	$6.11

Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss)	(0.10)	0.22	(0.32)	0.37	0.19	0.35

Total from investment operations	0.01	0.46	(0.04)	0.66	0.50	0.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.11)	(0.24)	(0.29)	(0.29)	(0.33)	(0.34)

Net asset value, end of period	$6.78	$6.88	$6.66	$6.99	$6.62	$6.45

Total Return, at Net Asset Value[3]	0.19%	7.06%	(0.59)%	10.18%	7.87%	11.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,138	$54,531	$10,093	$607,729	$605,025	$535,439

Average net assets (in thousands)	$66,872	$16,845	$218,707	$619,804	$577,367	$540,778

Ratios to average net assets:[4]
Net investment income	3.33%	3.48%	4.04%	4.20%	4.76%	5.22%
Total expenses[5]	0.70%	0.71%	0.59%	0.51%	0.52%	0.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.59%	0.62%	0.58%	0.48%	0.49%	0.50%

Portfolio turnover rate[6]	48%	137%	113%	141%	94%	98%

45      OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

1. December 30, 2011 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2015	0.71%
Year Ended December 31, 2014	0.72%
Year Ended December 31, 2013	0.60%
Year Ended December 31, 2012	0.53%
Year Ended December 30, 2011	0.54%
Year Ended December 31, 2010	0.58%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2015	$3,416,264,669	$3,520,051,783
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 31, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845

See accompanying Notes to Financial Statements.

46      OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2015 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a series of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. As of June 30, 2015, approximately 43.4% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, will continue to be subject to a CDSC after the shares are renamed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial

47      OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum

48      OPPENHEIMER CORE BOND FUND

2. Significant Accounting Policies (Continued)

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2014, the Fund utilized $23,035,237 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had $32,729 of straddle losses which were deferred. Details of the fiscal year ended December 31, 2014 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2017	$453,925,291

As of June 30, 2015, it is estimated that the capital loss carryforwards would be $453,958,020 expiring by 2017 and $828,310 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2015, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2015 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

49      OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Federal tax cost of securities	$1,628,693,386
Federal tax cost of other investments	24,670,673

Total federal tax cost	$1,653,364,059

Gross unrealized appreciation	$23,876,754
Gross unrealized depreciation	(16,527,792)

Net unrealized appreciation	$7,348,962

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued

50      OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

51      OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2015 based on valuation input level:

52      OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$220,040,439	$—	$220,040,439
Mortgage-Backed Obligations	—	580,661,538	531,382	581,192,920
U.S. Government Obligations	—	14,017,735	—	14,017,735
Corporate Bonds and Notes	—	654,139,452	—	654,139,452
Investment Company	167,795,709	—	—	167,795,709

Total Investments, at Value	167,795,709	1,468,859,164	531,382	1,637,186,255
Other Financial Instruments:
Futures contracts	654,384	—	—	654,384

Total Assets	$168,450,093	$1,468,859,164	$531,382	$1,637,840,639

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,798,291)	$—	$—	$(1,798,291)

Total Liabilities	$(1,798,291)	$—	$—	$(1,798,291)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are

53      OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$536,328,053
Sold securities	212,623,108

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At the six months ended June 30, 2015, the Fund pledged $1,416,155 of collateral to the counterparty for forward roll transactions.

Restricted Securities. As of June 30, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

54      OPPENHEIMER CORE BOND FUND

4. Investments and Risks (Continued)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2015 is as follows:

Cost	$1,703,335
Market Value	$472,678
Market Value as % of Net Assets	0.04%

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the six months ended June 30, 2015, the Fund had an ending monthly average market value of $83,203,540 and $154,155,616 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Variation margin receivable	$37,947 *	Variation margin payable	$45,997 *

* Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Closing and expiration of futures contracts

Interest rate contracts	$(1,212,362)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Futures contracts

Interest rate contracts	$(3,940,934)

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6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount

Class A
Sold	11,240,242	$78,262,419	28,112,234	$193,968,763
Dividends and/or distributions reinvested	957,946	6,668,188	1,818,150	12,532,984
Redeemed	(9,363,686)	(65,092,859)	(14,447,749)	(99,468,229)

Net increase	2,834,502	$19,837,748	15,482,635	$107,033,518

Class B
Sold	145,029	$1,010,995	570,613	$3,931,991
Dividends and/or distributions reinvested	20,526	142,936	57,809	398,136
Redeemed	(557,624)	(3,884,035)	(1,139,609)	(7,838,567)

Net decrease	(392,069)	$(2,730,104)	(511,187)	$(3,508,440)

Class C
Sold	2,930,340	$20,451,661	5,054,473	$34,885,318
Dividends and/or distributions reinvested	170,775	1,190,066	341,000	2,352,645
Redeemed	(2,183,991)	(15,195,423)	(3,809,557)	(26,211,552)

Net increase	917,124	$6,446,304	1,585,916	$11,026,411

Class I
Sold	4,429,006	$30,778,388	14,580,079	$100,018,539
Dividends and/or distributions reinvested	1,433,773	9,970,848	2,988,306	20,571,142
Redeemed	(3,576,354)	(24,851,282)	(9,045,962)	(62,226,673)

Net increase	2,286,425	$15,897,954	8,522,423	$58,363,008

Class R1
Sold	1,825,479	$12,695,047	1,818,563	$12,535,959
Dividends and/or distributions reinvested	69,447	483,103	129,644	893,364
Redeemed	(744,140)	(5,172,529)	(1,330,147)	(9,152,553)

Net increase	1,150,786	$8,005,621	618,060	$4,276,770

Class Y
Sold	5,229,895	$36,107,688	8,436,079	$57,882,269
Dividends and/or distributions reinvested	138,899	960,547	79,311	544,282
Redeemed	(2,509,045)	(17,256,670)	(2,103,364)	(14,426,017)

Net increase	2,859,749	$19,811,565	6,412,026	$44,000,534

1. Effective July 1, 2014, Class N shares were renamed Class R.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2015 were as follows:

	Purchases	Sales

Investment securities	$564,977,156	$475,379,548
U.S. government and government agency obligations	71,761,423	80,983,226
To Be Announced (TBA) mortgage-related securities	3,416,264,669	3,520,051,783

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $1 billion	0.50%
Next $4 billion	0.35
Over $5 billion	0.33

The Fund’s effective management fee for the six months ended June 30, 2015 was 0.46% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the

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8. Fees and Other Transactions with Affiliates (Continued)

Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
June 30, 2015	$103,079	$8,805	$12,094	$7,353	$22

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average annual net assets, will not exceed the following annual rates: 0.85% for Class A shares, 1.65% for Class B and Class C shares, 1.15% for Class R shares and 0.60% for Class Y shares. During the six months ended June 30, 2015, the Manager waived fees and/or reimbursed the Fund $254,283, $4,190, $26,334, $9,007 and $33,868 for Class A, Class B, Class C, Class R and Class Y, respectively.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2015, the Manager waived fees and/or reimbursed the Fund $73,417 for IMMF management fees.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

9. Pending Litigation

In 2009, several lawsuits were filed as putative class actions and later consolidated before the U.S. District Court for the District of Colorado in connection with the investment performance of Oppenheimer Rochester California Municipal Fund (the “California Fund Suit”), a fund advised by OppenheimerFunds, Inc. (“OFI”), and distributed by its subsidiary OppenheimerFunds Distributor, Inc. ( “OFDI”). The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the Fund contained misrepresentations and omissions and the investment policies of the Fund were not followed. Plaintiffs in the California Fund Suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In July 2015, the district court held an evidentiary hearing on plaintiffs’ motion for class certification. OFI and OFDI believe the California Fund Suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the California Fund Suit; and that no estimate can yet be made as to the amount or range of any potential loss.

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER CORE BOND FUND

Trustees and Officers	Sam Freedman, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Krishna Memani, Vice President
Peter A. Strzalkowski, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

65      OPPENHEIMER CORE BOND FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.

**RS0285.001.0615 August 27, 2015**

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/10/2015